Accounts Receivable, Net - Balance of notes receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable Net [Abstract]
Notes receivable, gross	¥ 113,808	$ 17,442	¥ 22,207
Allowance for credit losses	(4,994)	(765)
Notes receivable, net	¥ 108,814	$ 16,677	¥ 22,207